Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Perkins Discovery Fund (Investor Class Shares) [Member]
Shareholder Report [Line Items]
Fund Name	Perkins Discovery Fund
Class Name	Investor Class Shares
Trading Symbol	PDFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Perkins Discovery Fund, Investor Class Shares for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.perkinsfund.com/reports-to-investors/. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	www.perkinsfund.com/reports-to-investors/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Perkins Discovery Fund - Investor Class	$252	2.56%

Expenses Paid, Amount	$ 252
Expense Ratio, Percent	2.56%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the for the period of April 1, 2024, to March 31, 2025, the Perkins Discovery Fund (the “Fund”) returned a -3.13%. In comparison, the S&P 500® Index returned 6.80% for the same period and the Dow Jones U.S. Micro-cap Total Stock Market Index returned a -5.72%.

What key factors affected the Fund's performance?

As a micro-cap fund, the Fund was affected primarily by the relative performance of micro-cap stocks as compared to large-cap companies and the market as a whole. After several difficult years during which micro-cap companies lagged behind large-caps, micro-caps began to perform better during the second and third quarters of the fiscal year. During the fourth quarter, however, the market as a whole was down, as were micro-caps and the Fund. Historically, over the long term, small-cap stocks have outperformed large-caps.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	10 Year
Perkins Discovery Fund - Investor Class	-3.13%	8.46%	4.70%
S&P 500® Index	6.80%	16.77%	10.50%
Dow Jones U.S. Micro-Cap Total Stock Market Index	-5.72%	6.65%	1.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.perkinsfund.com/performance/ for more recent performance information.
Net Assets	$ 6,111,546
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.08%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$6,111,546
Number of Holdings	28
Total Advisory Fee Paid	$0
Portfolio Turnover Rate	10.08%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Natera, Inc.	10.41%
Axogen. Inc.	9.84%
Vericel Corp.	9.13%
Veracyte, Inc.	8.00%
ANI Pharmaceuticals, Inc.	6.96%
Cantaloupe, Inc.	5.15%
ePlus, Inc.	4.99%
Biolife Solutions, Inc.	4.67%
Digi International, Inc.	4.10%
AtriCure, Inc.	3.96%